Shareholders' equity (Schedule of Status of Options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of share options
Outstanding at the beginning of the year	4,460,289
Granted	415,536
Exercised	(1,504,240)
Forfeited	(148,142)
Outstanding at the end of the year	3,223,443	4,460,289
Exercisable at the end of the year	1,396,981
Weighted-average exercise price
Outstanding at the beginning of the year	$ 9.93
Granted	54.51
Exercised	6.29
Forfeited	13.49
Outstanding at the end of the year	17.22	$ 9.93
Exercisable at the end of the year	$ 8.30
Weighted-average remaining contractual term (in years)
Outstanding	7 years 2 months 12 days	8 years 25 days
Exercisable at the end of the year	6 years 11 months 26 days